Equity - Schedule of Changes in Revaluation Reserve Cash Flow Hedge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Opening balance	€ 5,897	€ 5,759
Changes in composition of the group and other changes	1
Closing balance	4,362	5,897	€ 5,759
Revaluation reserve: cash flow hedge [member]
Disclosure of equity [Line Items]
Opening balance	777	666	3,877
Changes in cash flow hedge reserve	(514)	111	(65)
Impact of deconsolidation of NN Group			(2,507)
Impact of partial divestment of NN Group			(649)
Changes in composition of the group and other changes			10
Closing balance	€ 263	€ 777	€ 666